Segment reporting (Tables)	6 Months Ended
Jun. 30, 2023
Segment reporting
Schedule of segment reporting

	Three months ended June 30,
	2023				2022
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	4,012	2,812	13	6,837	4,174	3,081	(564)	6,691
Third party	4,025	2,812		6,837	3,610	3,081	--	6,691
Intra-segment	(13)	--	13	—	564	--	(564)	—
Cost of sales	(3,109)	(1,875)		(4,984)	(2,742)	(1,858)		(4,600)
Gross profit	916	937		1,853	868	1,223		2,091
Gross profit in %	22.8%	33.3%		27.1%	24.0%	39.7%		31.3%
Operating Expenses				(5,286)				(5,046)
Other operating expenses				(155)				(256)
Other operating income				641				1,254
Operating loss				(2,947)				(1,957)
Finance expense				(720)				(947)
Finance income				42				1,040
Financial result				(678)				93
Loss before income taxes				(3,625)				(1,864)
Income tax income (expense)				(12)				65
Net loss				(3,637)				(1,799)

	Six months ended June 30,
	2023				2022
	(€ in thousands)
			CONSO				CONSO
	SYSTEMS	SERVICES	LIDATION	GROUP	SYSTEMS	SERVICES	LIDATION	GROUP
Revenues	7,227	5,668	(43)	12,852	5,612	6,303	(584)	11,331
Third party	7,184	5,668	--	12,852	5,028	6,303	--	11,331
Intra-segment	43	--	(43)	—	584	--	(584)	—
Cost of sales	(5,209)	(3,873)		(9,082)	(3,914)	(3,735)		(7,649)
Gross profit	1,975	1,795		3,770	1,114	2,568		3,682
Gross profit in %	27.5%	31.7%		29.3%	22.2%	40.7%		32.5%
Operating Expenses				(10,311)				(9,801)
Other operating expenses				(614)				(414)
Other operating income				1,377				3,458
Operating loss				(5,778)				(3,075)
Finance expense				(1,169)				(1,995)
Finance income				71				2,439
Financial result				(1,098)				444
Loss before income taxes				(6,876)				(2,631)
Income tax income (expense)				(12)				79
Net loss				(6,888)				(2,552)